Credit Risk (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of credit risk exposure [abstract]
Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses

	Upside	Base case	Downside 1	Downside 2	Weighted
30 June 2025	£m	£m	£m	£m	£m
Exposure	291,802	291,802	291,802	291,802	291,802
Retail & Business Banking	199,539	199,539	199,539	199,539	199,539
Of which:
– Mortgages	178,584	178,584	178,584	178,584	178,584
Consumer Finance	4,787	4,787	4,787	4,787	4,787
Corporate & Commercial Banking	26,987	26,987	26,987	26,987	26,987
Corporate Centre	60,489	60,489	60,489	60,489	60,489

ECL	797	827	942	1,167	879
Retail & Business Banking	384	407	497	692	449
Of which:
– Mortgages	113	125	190	365	158
Consumer Finance	74	75	76	77	75
Corporate & Commercial Banking	339	345	369	398	355
Corporate Centre	—	—	—	—	—

31 December 2024	£m	£m	£m	£m	£m
Exposure	283,860	283,860	283,860	283,860	283,860
Retail & Business Banking	196,732	196,732	196,732	196,732	196,732
Of which:
– Mortgages	176,026	176,026	176,026	176,026	176,026
Consumer Finance	4,759	4,759	4,759	4,759	4,759
Corporate & Commercial Banking	26,307	26,307	26,307	26,307	26,307
Corporate Centre	56,062	56,062	56,062	56,062	56,062

ECL	741	774	921	1,524	869
Retail & Business Banking	380	403	517	1,051	458
Of which:
– Mortgages	112	128	218	705	172
Consumer Finance	67	68	69	70	69
Corporate & Commercial Banking	294	303	335	403	342
Corporate Centre	—	—	—	—	—

Disclosure of ECL Reconciliation	The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	259,883	153	21,218	359	2,759	357	283,860	869
Transfers from Stage 1 to Stage 2[2]	(5,143)	(9)	5,143	9	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	4,926	63	(4,926)	(63)	—	—	—	—
Transfers to Stage 3[2]	(123)	(1)	(643)	(25)	766	26	—	—
Transfers from Stage 3[2]	8	4	340	23	(348)	(27)	—	—
Transfers of financial instruments	(332)	57	(86)	(56)	418	(1)	—	—
Net ECL remeasurement on stage transfer[3]	—	(59)	—	69	—	83	—	93
Change in economic scenarios[4]	—	(6)	—	2	—	(4)	—	(8)
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased[5]	30,547	21	294	16	27	3	30,868	40
Redemptions, repayments and assets sold[6]	(16,080)	(15)	(1,990)	(42)	(440)	(32)	(18,510)	(89)
Changes in risk parameters and other movements[7]	(4,472)	(13)	191	(6)	107	94	(4,174)	75
Assets written off[6]	—	—	—	—	(242)	(101)	(242)	(101)
At 30 June 2025	269,546	138	19,627	342	2,629	399	291,802	879
Net movement in the period	9,663	(15)	(1,591)	(17)	(130)	42	7,942	10

ECL (release)/charge to the Income Statement		(15)		(17)		143		111
Less: Discount unwind		—		—		(10)		(10)
Less: Recoveries net of collection costs		—		—		4		4
Total ECL (release)/charge to the Income Statement		(15)		(17)		137		105

At 1 January 2024	268,211	170	23,595	461	3,071	361	294,877	992
Transfers from Stage 1 to Stage 2[2]	(10,701)	(14)	10,701	14	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	7,780	112	(7,780)	(112)	—	—	—	—
Transfers to Stage 3[2]	(221)	(1)	(688)	(37)	909	38	—	—
Transfers from Stage 3[2]	12	—	304	24	(316)	(24)	—	—
Transfers of financial instruments	(3,130)	97	2,537	(111)	593	14	—	—
Net ECL remeasurement on stage transfer[3]	—	(98)	—	115	—	101	—	118
Change in economic scenarios[4]	—	(9)	—	(19)	—	1	—	(27)
Change to ECL models	(2,287)	(5)	2,361	37	(74)	(26)	—	6
New lending and assets purchased[5]	18,165	31	721	31	122	27	19,008	89
Redemptions, repayments and assets sold[6]	(23,128)	(30)	(2,574)	(41)	(652)	(52)	(26,354)	(123)
Changes in risk parameters and other movements[7]	4,757	(5)	(3,379)	(69)	225	75	1,603	1
Assets written off[6]	—	—	—	—	(135)	(98)	(135)	(98)
At 30 June 2024	262,588	151	23,261	404	3,150	403	288,999	958
Net movement in the period	(5,623)	(19)	(334)	(57)	79	42	(5,878)	(34)

ECL (release)/charge to the Income Statement		(19)		(57)		140		64
Less: Discount unwind		—		—		(11)		(11)
Less: Recoveries net of collection costs		—		—		8		8
Total ECL (release)/charge to the Income Statement		(19)		(57)		137		61
1.Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
2.Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period.
3.Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
4.Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements.
Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
5.Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
6.Exposures and ECL for facilities that existed at the start of the period but not at the end.
7.Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.